Cover	Apr. 17, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 17, 2020
Entity File Number	001-00035
Entity Registrant Name	General Electric Company
Entity Central Index Key	0000040545
Entity Tax Identification Number	14-0689340
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	5 Necco Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	617
Local Phone Number	443-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, par value $0.06 per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common stock, par value $0.06 per share
Trading Symbol	GE
Security Exchange Name	NYSE
Floating Rate Notes due 2020
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Floating Rate Notes due 2020
Trading Symbol	GE 20E
Security Exchange Name	NYSE
0.375% Notes due 2022
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	0.375% Notes due 2022
Trading Symbol	GE 22A
Security Exchange Name	NYSE
1.250% Notes due 2023
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	1.250% Notes due 2023
Trading Symbol	GE 23E
Security Exchange Name	NYSE
0.875% Notes due 2025
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	0.875% Notes due 2025
Trading Symbol	GE 25
Security Exchange Name	NYSE
1.875% Notes due 2027
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	1.875% Notes due 2027
Trading Symbol	GE 27E
Security Exchange Name	NYSE
1.500% Notes due 2029
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	1.500% Notes due 2029
Trading Symbol	GE 29
Security Exchange Name	NYSE
7 1/2% Guaranteed Subordinated Notes due 2035
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	7 1/2% Guaranteed Subordinated Notes due 2035
Trading Symbol	GE /35
Security Exchange Name	NYSE
2.125% Notes due 2037
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	2.125% Notes due 2037
Trading Symbol	GE 37
Security Exchange Name	NYSE